SHARE CAPITAL - Share Capital Issued, FTP (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($)
Disclosure of classes of share capital [line items]
Share issuance (in shares) | shares	262,500
Proceeds on issuance of common shares	$ 404,375	$ 124,795,187
Number of shares still outstanding to be issued as payment of milestone shares | shares	337,500
Proceeds from exercise of warrants	$ 337,771	867,856
Exercised, options	422,166
Proceeds from exercise of stock options	$ 294,263	$ 208,698
FTP Compensation Warrants
Disclosure of classes of share capital [line items]
Exercised | shares	(168,885)
Exercise Price | $ / shares	$ 2.00
Proceeds from exercise of warrants	$ 337,771